Impairment of Property and Equipment	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of Property and Equipment

NOTE 3—IMPAIRMENT OF PROPERTY AND EQUIPMENT

The Company recorded impairment charges from continuing operations of $3,212, $3,726, and $4,227, for the years ended December 31, 2014, 2013, and 2012, respectively. The estimated aggregate fair value of the long-lived assets impaired during the years ended December 31, 2014 and 2013 was approximately $3,939 and $4,823, respectively. These fair value estimates are considered Level 3 estimates within the fair value hierarchy prescribed by ASC 820 Fair Value Measurements, and were derived primarily from discounting estimated future cash flows and appraisals of certain owned properties. Future cash flows for a particular theatre are based on historical cash flows for that theatre, after giving effect to future attendance fluctuations, and are projected through the remainder of its lease term or useful life. The Company projects future attendance fluctuations of (10%) to 10%. The risk-adjusted rate of return used to discount these cash flows ranges from 10% to 15%.

	Year ended December 31,
	2014	2013	2012
Continuing Operations:
Theatre properties	$2,845	$3,528	$3,702
Equipment	367	198	525

Impairment of long-lived assets	$3,212	$3,726	$4,227

Discontinued Operations:
Theatre properties	$—	$122	$103
Equipment	—	21	19

Impairment of long-lived assets	$—	$143	$122

For 2014, impairment charges were primarily the result of (1) deterioration in the full-year operating results of certain theatres resulting in $784 in impairment charges using valuation inputs as of the date of the impairment analysis and (2) the continued deterioration in the full year operating results of certain theatres impaired in prior years resulting in $2,428 in impairment charges using valuation inputs as of the date of the impairment analysis.

For 2013, impairment charges were primarily the result of (1) the impact of competition in a market where the Company operates one theatre, resulting in $2,758 in impairment charges using valuation inputs as of the date of the impairment analysis; (2) deterioration in the full-year operating results of certain theatres resulting in $361 in impairment charges using valuation inputs as of the date of the impairment analysis and (3) the continued deterioration in the full year operating results of certain theatres impaired in prior years resulting in $750 in impairment charges using valuation inputs as of the date of the impairment analysis.

For 2012, impairment charges were primarily the result of (1) the Company’s plan to replace two owned theatres prior to the end of their useful lives, resulting in $2,376 in impairment charges using valuation inputs as of the date of the impairment analysis; (2) deterioration in the full-year operating results of certain theatres resulting in $191 in impairment charges using valuation inputs as of the date of the impairment analysis; and (3) the continued deterioration in the full year operating results of certain theatres impaired in prior years resulting in $1,782 in impairment charges using valuation inputs as of the date of the impairment analysis.